Provisions - Contingent Consideration (Details) kr in Thousands, € in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)
Disclosure of other provisions [line items]
Contingent consideration | kr		kr 50,614
Discount rate	10.00%	10.00%
Milestone 1
Disclosure of other provisions [line items]
Contingent consideration	€ 30.0
Milestone 2
Disclosure of other provisions [line items]
Contingent consideration	15.0
Milestone 3
Disclosure of other provisions [line items]
Contingent consideration	€ 10.0